Note 3 - Revenue From Contracts With Customers (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Liability, Total	$ 693,000		$ 515,000	$ 633,000
Contract with Customer, Liability, Revenue Recognized	$ 223,000	$ 234,000	$ 489,000	$ 529,000